LONG-TERM DEBT AND CREDIT FACILITY - Narrative (Details) $ in Millions, $ in Millions			12 Months Ended
	Nov. 09, 2023 USD ($)	Sep. 23, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 01, 2026 USD ($)	Dec. 31, 2023 CAD ($)	Nov. 08, 2023 USD ($)	May 16, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Letters of credit				$ 18.4					$ 24.8
Borrowings, Covenant, Minimum Liquidity Requirement			$ 150.0
Borrowing costs capitalised			68.3	37.8
Assets			$ 4,537.9	$ 4,425.1
Original issue discount			7.38%	5.82%
Borrowings			$ 830.8	$ 918.7
Doyon and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations			152.5	159.5		$ 201.4			215.8
Côté Gold project
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations			28.2	27.6		37.3			$ 37.3
Recurring fair value measurement
Disclosure of detailed information about borrowings [line items]
Assets			501.4	535.9
Recurring fair value measurement | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Assets			5.1
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Assets			501.4	535.9
Not measured at fair value in statement of financial position but for which fair value is disclosed | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Assets			5.1	0.0
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	$ 425.0		425.0		$ 372.0		$ 490.0
Borrowing facilities, extension term	1 year
Repayments of current borrowings			455.0	0.0
Proceeds from non-current borrowings			0.0	455.0
Letters of credit				38.0		$ 50.1
Credit Facility | Long-term borrowings | Recurring fair value measurement
Disclosure of detailed information about borrowings [line items]
Long-term debt			387.0
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt			450.0	450.0
Face amount		$ 450.0
Borrowing costs capitalised		$ 7.5
Borrowings			$ 448.0	$ 447.6
5.75% senior notes | Prior to October 15, 2023
Disclosure of detailed information about borrowings [line items]
Redemption price percentage		100.00%
5.75% senior notes | October 15, 2023
Disclosure of detailed information about borrowings [line items]
Redemption price percentage		104.313%
5.75% senior notes | October 15, 2024
Disclosure of detailed information about borrowings [line items]
Redemption price percentage		102.875%
5.75% senior notes | October 15, 2025
Disclosure of detailed information about borrowings [line items]
Redemption price percentage		101.438%
5.75% senior notes | October 15, 2026 and thereafter
Disclosure of detailed information about borrowings [line items]
Redemption price percentage		100.00%
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		5.75%	5.75%	5.75%		5.75%			5.75%
5.75 Percent Senior Notes, Including Embedded Derivatives at Inception | Embedded Derivative Financial Instruments
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 454.2
Term Loan
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 400.0	$ 0.0
Face amount								$ 400.0
Term of borrowings			5 years
Borrowing costs incurred			$ 11.0
Original issue discount			3.00%
Make-Whole Premium, Discounted Value If Paid Within Two Years			104.00%
Make-Whole Premium, Discounted Value If Paid After Two Years			104.00%
Make-Whole Premium, Discounted Value If Paid After Three Years			101.00%
Make-Whole Premium, Discounted Value If Paid Thereafter			100.00%
Term Loan | Embedded Derivative Financial Instruments
Disclosure of detailed information about borrowings [line items]
Financial assets, at fair value			$ 5.1					$ 1.0
Term Loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate			8.25%			8.25%
Equipment loans
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 7.3	16.2
Borrowings			$ 7.2	16.1
Equipment loans | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate			5.23%			5.23%
Equipment loans | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate			5.95%			5.95%
Uncollateralized Surety Bonds
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 118.9
Uncollateralized Surety Bonds | Doyon and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations			22.6	18.4		$ 29.8			$ 24.9
Cash Collateral | Doyon and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations			$ 11.0	$ 10.9